Offerings - Offering: 1	Feb. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance under the 2020 Omnibus Incentive Plan
Amount Registered | shares	5,583,401
Proposed Maximum Offering Price per Unit	9.65
Maximum Aggregate Offering Price	$ 53,879,819.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,249.00
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of the Registrants common stock that become issuable under the 2020 Omnibus Incentive Plan (the "the Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrants outstanding shares of common stock. Reflects an automatic increase to the number of shares of the Registrants common stock reserved for issuance pursuant to future awards under the Plan, with respect to the fiscal year ended December 31, 2024, which annual increase is provided for in the Plan. Estimated solely for the purpose of computing the amount of the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low sales prices of the Registrants common stock as reported on the Nasdaq Global Select Market on February 21, 2025.